Document and Entity Information	Dec. 31, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Dec. 31, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Jun. 29, 2018